Fees Summary	Oct. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 29,756,250.00
Previously Paid Amount	0.00
Total Fee Amount	4,109.34
Total Offset Amount
Net Fee	$ 4,109.34